GOODWILL AND OTHER INTANGIBLE ASSETS - Goodwill Impairment Test (Details) $ in Millions	Oct. 01, 2017 USD ($) item	Oct. 01, 2016 USD ($) item	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jan. 01, 2016 USD ($)	Dec. 31, 2015 USD ($)
Goodwill
Number of reporting units | item	4	4
Goodwill Impairment Tests
Goodwill			$ 564	$ 558		$ 561
Accumulated goodwill impairment losses			0		$ 34
VO sales and financing reporting unit
Goodwill Impairment Tests
Goodwill	$ 11	$ 7	11	7		7
VO management reporting unit
Goodwill Impairment Tests
Goodwill	37	36	37	35		38
Exchange reporting unit
Goodwill Impairment Tests
Goodwill	496	496	496	496		496
Rental reporting unit
Goodwill Impairment Tests
Goodwill	$ 20	$ 20	$ 20	$ 20		$ 20